Geographic Information - Schedule of Property and Equipment Net by Location (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales Information [Line Items]
Total property and equipment, net	$ 323	$ 421	$ 519
UNITED STATES
Sales Information [Line Items]
Total property and equipment, net		35	68
Austria
Sales Information [Line Items]
Total property and equipment, net		$ 386	$ 451